Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Registrant Name	dei_EntityRegistrantName	BLACKROCK UNCONSTRAINED EQUITY FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001324285
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2022
Prospectus Date	rr_ProspectusDate	Aug. 26, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A